Leases	12 Months Ended
Dec. 31, 2018
Leases
 LEASES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Leases of property, plant and equipment are for remaining periods up to 17 years and require payments of related property taxes, maintenance and operating costs.  Many of the leases have purchase or renewal options. Leases not renewed are often replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations.  Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period.  Capital leases for nonregulated property are accounted for as if the assets were owned and financed.  The components of rental costs were as follows:

Year Ended December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$245.0	$13.6	$2.7	$18.2	$89.2	$10.7	$5.7	$6.5
Amortization of Capital Leases	62.4	4.8	0.1	7.0	6.6	3.9	3.2	11.2
Interest on Capital Leases	16.4	1.2	—	3.0	3.3	0.5	0.4	3.2
Total Lease Rental Costs	$323.8	$19.6	$2.8	$28.2	$99.1	$15.1	$9.3	$20.9

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$231.3	$10.5	$1.7	$17.5	$88.4	$8.2	$4.4	$5.3
Amortization of Capital Leases	66.3	4.0	—	6.9	11.1	4.1	4.0	11.2
Interest on Capital Leases	16.7	0.8	—	3.7	3.2	0.5	0.6	3.6
Total Lease Rental Costs	$314.3	$15.3	$1.7	$28.1	$102.7	$12.8	$9.0	$20.1

Year Ended December 31, 2016	AEP	AEP Texas		AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$9.8	(a)	$0.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	3.4		—	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	0.6		—	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$13.8		$0.9	$26.5	$129.8	$11.8	$9.3	$25.4

(a)
Amounts include lease expenses related to Desert Sky and Trent that were classified as Other Operation Expense from Discontinued Operations on the statements of income in the amount of $1 million for the year ended December 31, 2016. See Note 7 - Dispositions and Impairments for additional information.

The following tables show the property, plant and equipment under capital leases and related obligations recorded on the Registrants’ balance sheets.  Unless shown as a separate line on the balance sheets due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrants’ balance sheets.

December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$131.3	$—	$—	$38.7	$27.0	$—	$2.6	$34.3
Other Property, Plant and Equipment	373.9	38.8	0.2	17.3	33.3	20.4	17.6	119.8
Total Property, Plant and Equipment	505.2	38.8	0.2	56.0	60.3	20.4	20.2	154.1
Accumulated Amortization	226.4	10.3	0.1	16.2	21.6	8.3	7.9	99.9
Net Property, Plant and Equipment Under Capital Leases	$278.8	$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$54.2

Obligations Under Capital Leases:
Noncurrent Liability	$233.5	$24.0	$—	$33.7	$33.4	$9.2	$9.5	$50.6
Liability Due Within One Year	55.5	4.5	0.1	6.1	5.3	2.9	2.8	10.2

Total Obligations Under Capital Leases	$289.0	$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$60.8

December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$141.7	$—	$—	$42.5	$27.2	$—	$8.9	$33.4
Other Property, Plant and Equipment	373.3	32.7	0.2	18.0	34.0	22.8	18.0	122.4
Total Property, Plant and Equipment	515.0	32.7	0.2	60.5	61.2	22.8	26.9	155.8
Accumulated Amortization	229.0	10.0	—	19.0	21.1	10.6	15.3	94.0
Net Property, Plant and Equipment Under Capital Leases	$286.0	$22.7	$0.2	$41.5	$40.1	$12.2	$11.6	$61.8

Obligations Under Capital Leases:
Noncurrent Liability	$238.8	$18.5	$0.1	$34.9	$34.3	$7.9	$8.3	$57.8
Liability Due Within One Year	59.0	4.2	0.1	6.6	5.8	4.3	3.5	11.2

Total Obligations Under Capital Leases	$297.8	$22.7	$0.2	$41.5	$40.1	$12.2	$11.8	$69.0

Future minimum lease payments consisted of the following as of December 31, 2018:

Capital Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$70.8	$5.8	$0.1	$9.0	$8.2	$3.3	$3.4	$13.1
2020	60.2	5.3	—	8.0	7.2	2.7	2.6	11.5
2021	51.7	4.7	—	7.3	6.6	2.3	2.0	10.5
2022	43.8	4.2	—	6.8	6.1	1.7	1.6	9.4
2023	35.5	3.7	—	6.3	5.7	1.2	1.4	8.6
Later Years	90.2	10.1	—	13.3	21.7	2.8	3.3	18.7
Total Future Minimum Lease Payments	352.2	33.8	0.1	50.7	55.5	14.0	14.3	71.8
Less Estimated Interest Element	63.2	5.3	—	10.9	16.8	1.9	2.0	11.0
Estimated Present Value of Future Minimum Lease Payments	$289.0	$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$60.8

Noncancelable Operating Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$259.6	$15.1	$2.3	$17.6	$92.6	$14.5	$6.5	$7.4
2020	250.1	14.1	1.8	16.5	89.3	13.2	6.0	7.2
2021	232.7	13.2	1.0	13.9	84.8	10.9	5.0	6.7
2022	222.5	12.2	0.5	12.8	83.8	10.0	4.6	6.1
2023	58.3	10.8	0.1	9.9	6.5	8.8	4.1	5.0
Later Years	165.2	28.4	—	20.5	19.5	31.7	10.7	11.7
Total Future Minimum Lease Payments	$1,188.4	$93.8	$5.7	$91.2	$376.5	$89.1	$36.9	$44.1

Master Lease Agreements (Applies to all Registrants except AEPTCo)

The Registrants lease certain equipment under master lease agreements.  Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrants are committed to pay the difference between the actual fair value and the residual value guarantee.  Historically, at the end of the lease term the fair value has been in excess of the amount guaranteed.  As of December 31, 2018, the maximum potential loss by the Registrants for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term was as follows:

Company	Maximum Potential Loss
(in millions)
AEP	$47.7
AEP Texas	10.8
APCo	8.8
I&M	3.7
OPCo	7.9
PSO	3.8
SWEPCo	4.3

Rockport Lease (Applies to AEP and I&M)

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant).  The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022.  The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M.  The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note.  The lease term is for 33 years with potential renewal options.  At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant.  AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt.  The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2018 were as follows:

Future Minimum Lease Payments	AEP (a)	I&M
	(in millions)
2019	$147.8	$73.9
2020	147.8	73.9
2021	147.8	73.9
2022	147.2	73.6
Total Future Minimum Lease Payments	$590.6	$295.3

(a)    AEP’s future minimum lease payments include equal shares from AEGCo and I&M.

Railcar Lease (Applies to AEP, I&M and SWEPCo)

In 2003, AEP Transportation LLC, a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars.  In 2008, AEP Transportation LLC assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars).  The assignments are accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years.  I&M and SWEPCo exercised all renewal options for the maximum lease term.  The future minimum lease obligations were $6 million and $7 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2018. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the remaining five-year lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which is equal to 77% of the projected fair value of the equipment.  I&M and SWEPCo assumed the guarantee under the return-and-sale option.  The maximum potential losses related to the guarantee were $5 million and $5 million for I&M and SWEPCo, respectively, as of December 31, 2018, assuming the fair value of the equipment is zero at the end of the current five-year lease term.  However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

AEPRO Boat and Barge Leases (Applies to AEP)

In 2015, AEP sold its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. Certain boat and barge leases acquired by the nonaffiliated party are subject to an AEP guarantee in favor of the lessor, ensuring future payments under such leases with maturities up to 2027. As of December 31, 2018, the maximum potential amount of future payments required under the guaranteed leases was $44 million. In certain instances, AEP has no recourse against the nonaffiliated party if required to pay a lessor under a guarantee, but AEP would have access to sell the leased assets in order to recover payments made by AEP under the guarantee. As of December 31, 2018, AEP’s boat and barge lease guarantee liability was $5 million, of which $1 million was recorded in Other Current Liabilities and $4 million was recorded in Deferred Credits and Other Noncurrent Liabilities on AEP’s balance sheet.

In January 2018, S&P Global Inc. downgraded the ratings of the nonaffiliated party and set their outlook to negative. In April 2018, Moody’s Investors Service Inc. also downgraded their rating and set their outlook to negative. It is reasonably possible that enforcement of AEP’s liability for future payments under these leases could be exercised, which could reduce future net income and cash flows and impact financial condition.